SHORT-TERM BANK CREDIT AND CREDIT LINES (Schedule of Credit Lines) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
SHORT-TERM BANK CREDIT AND CREDIT LINES [Abstract]
Short-term bank credit		$ 2,571
Long-term bank credit		1,875
Bank guarantees	$ 5,744	4,111
Total bank credit	5,744	8,557
Unutilized credit lines	17,085	19,406
Total authorized credit lines	$ 22,829	$ 27,963